Employee Benefit Plans (Details 4) (Pension Benefits [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair values of pension plan assets
Total assets at fair value	$ 971	$ 860	$ 705
Level 1 [Member]
Fair values of pension plan assets
Total assets at fair value	384	393
Level 1 [Member] | Cash management fund [Member]
Fair values of pension plan assets
Total assets at fair value	30	23
Level 1 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	192	244
Level 1 [Member] | U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 1 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	137	103
Level 1 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	4	2
Level 1 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	4	10
Level 1 [Member] | Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 1 [Member] | International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 1 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	17	11
Level 1 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 1 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 1 [Member] | Insurance company investment contracts and other [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 2 [Member]
Fair values of pension plan assets
Total assets at fair value	587	467
Level 2 [Member] | Cash management fund [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 2 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 2 [Member] | U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	168	84
Level 2 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 2 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	68	58
Level 2 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	12	9
Level 2 [Member] | Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	35	29
Level 2 [Member] | International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	80	74
Level 2 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	3	3
Level 2 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	64	53
Level 2 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	150	149
Level 2 [Member] | Insurance company investment contracts and other [Member]
Fair values of pension plan assets
Total assets at fair value	7	8
Level 3 [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | Cash management fund [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. large cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. small cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | Emerging markets growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | Corporate bonds [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Level 3 [Member] | Insurance company investment contracts and other [Member]
Fair values of pension plan assets
Total assets at fair value	0	0
Cash management fund [Member]
Fair values of pension plan assets
Total assets at fair value	30	23
U.S. large cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	192	244
U.S. large cap [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	168	84
U.S. small cap [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	137	103
International developed markets large cap growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	72	60
Emerging markets growth [Member] | Equity securities [Member]
Fair values of pension plan assets
Total assets at fair value	16	19
Emerging markets value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	35	29
International developed markets large cap value [Member] | Commingled investment funds [Member]
Fair values of pension plan assets
Total assets at fair value	80	74
U.S. Treasury securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	20	14
Mortgage-backed securities [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	64	53
Corporate bonds [Member] | Fixed income securities [Member]
Fair values of pension plan assets
Total assets at fair value	150	149
Insurance company investment contracts and other [Member]
Fair values of pension plan assets
Total assets at fair value	$ 7	$ 8